UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-6239

			 		Tax-Free Fund for Utah
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30

				Date of reporting period:	6/30/05

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


ANNUAL
REPORT

JUNE 30, 2005

                        [LOGO OF TAX-FREE FUND FOR UTAH:
                   A RECTANGLE CONTAINING DESERT BULDERS WITH
                        THE SUN RISING BEHIND THEM] (SM)

                               TAX-FREE FUND FOR
                                      UTAH

                          A TAX-FREE INCOME INVESTMENT

[LOGO OF THE AQUILA
GROUP OF FUNDS:                     ONE OF THE
AN EAGLE'S HEAD]            AQUILA(SM) GROUP OF FUNDS

[LOGO OF TAX-FREE FUND FOR UTAH:
A RECTANGLE CONTAINING DESERT BULDERS WITH
THE SUN RISING BEHIND THEM] (SM)

                  SERVING UTAH INVESTORS FOR MORE THAN A DECADE

                             TAX-FREE FUND FOR UTAH

                           "DON'T WAIT UNTIL TOMORROW"

                                                                    August, 2005

Dear Fellow Shareholder:

      Are there things that you wish that you had done today? Yesterday? 10 years ago? We are all guilty of sometimes putting off to tomorrow things we really should do today. However, when it comes to investing for one's retirement and future needs, any delay can prove to be extremely costly.

LIFE EXPECTANCY

      As you probably know, continuing advances in medicine and a renewed focus on healthier life styles have contributed to life expectancy in the United States reaching an all-time high. The average American can now expect to live
77.6 years. It probably won't surprise you to learn that this increase is in keeping with historical trends. U.S. life expectancies have risen an average of 2/10th of a year, each and every year since 1990.

AN OPTIMISTIC, YET REALISTIC APPROACH

      While it is certainly always hoped for, and may be fully expected, that plans will come to fruition in exactly the manner anticipated, it is always best to also have a realistic approach to most future dealings - especially when it comes to investing and one's retirement planning.

      INADEQUACY OF SOCIAL SECURITY -- Coupled with a population that is living longer is a society which is reproducing less. This is creating a phenomenon known as "global aging." It is anticipated that before too long, the number of retired persons will outweigh the number of individuals in the workforce. This situation may well wreak havoc with the Social Security system.

      While we may not realize the full impact of global aging in our lifetimes, it does bring to light that perhaps it may not be wise to rely solely on Social Security for one's retirement needs. Many financial experts suggest that one should plan to have 75% - 80% of their current income available at retirement so that they can maintain their current standard of living. For many people, Social Security alone will not even come close to providing this suggested percentage, if it truly is an accurate estimate.

      PRECARIOUSNESS OF PENSION PLANS -- When you read about such industry leaders as Bethlehem Steel, United Airlines, Enron and WorldCom having significant financial problems, it reminds us all that our corporate pension plans may not be 100% safe. Therefore, relying solely upon income from corporate pension plans for retirement may also not necessarily be a wise thing to do.

      INFLATION -- With so much uncertainty in this world today, going back to the olden days of "placing your savings under your mattress for safe-keeping" might not seem like such a bad idea. However, while this method is better than not saving at all, it does not take into consideration the effect of an often overlooked risk factor - inflation. A dollar placed safely under one's mattress today may still be there in a few years. But, it is unlikely that it will still have the same purchasing power that it does today. The dollar may still look and feel the same as it did when it was first tucked away. But, in actuality, inflation will most likely take a bite out of its purchasing power. In other words, it will no longer have the same "bang for the buck."

      As you probably are aware, the Consumer Price Index (CPI) measures the average price of a 'basket' of goods and services at regular intervals. It should come as no surprise to you that the cost for that basket of goods and services continues to rise year after year. In fact, as you will note from the chart below, in the past 20 years, the CPI has come very close to doubling.

                    YEAR                       CPI
                    ----                       ---

                    1985                     $105.5
                    1990                     $127.4
                    1995                     $150.3
                    2000                     $168.8
                    2005                     $190.7

      As you can see, each dollar buys substantially less each year. So, while one may have enough money to cover their living expenses right at the moment, it is also important to ask oneself if you will be able to say the same thing 10, 20 or more years from now.

PLAN AHEAD AND DIVERSIFY

      Unfortunately, many of us probably know a retired person who has been forced back to work in order to keep up with their living expenses. And, we may know someone who has had to adopt a diminished life style in order to keep their expenses under control.

      Our best advice for everyone in order to avoid these types of situations is to:

      1) sit down with a financial professional and develop a sound financial plan;

      2)    start saving as early as possible;

      3)    have a diversified portfolio of investments; and

      4) have a diversified pool of resources to rely upon for your retirement, not depending solely on Social Security or a pension plan.

      No matter where you choose to place your cash reserves - in Tax-Free Fund For Utah or elsewhere - don't wait until tomorrow to prepare for your future. If you haven't already done so, start a savings plan today that will, hopefully, enable you to reach your goals.

                                           Sincerely,


/s/ Diana P. Herrmann                          /s/ Lacy B. Herrmann

Diana P. Herrmann                              Lacy B. Herrmann
President                                      Founder

                         NOT A PART OF THE ANNUAL REPORT

[LOGO OF TAX-FREE FUND FOR UTAH:
A RECTANGLE CONTAINING DESERT BULDERS WITH
THE SUN RISING BEHIND THEM] (SM)

                  SERVING UTAH INVESTORS FOR MORE THAN A DECADE

                             TAX-FREE FUND FOR UTAH

                                  ANNUAL REPORT

                    MANAGEMENT DISCUSSION OF FUND PERFORMANCE

      Over the past twelve months, we have certainly seen our share of memorable world events andThe national economy has recently not been as predictable as in past years. While the Federal Reserve aggressively continues its mandate to keep inflation under control while ensuring that the economy doesn't slip into a recession, short-term interest rates continue to rise as long-term rates (ten years and longer) fall to near-record lows. We have been witness to a myriad of economic events that delight and confound us all! On the one hand, we are heartened by the surprisingly low inflation rates, recently expanding industrial production, and retail sales. On the other hand, we are paying more at the gas pump than we have in a number of years.

      As we head toward the end of 2005, it is widely believed that the Federal Reserve will raise short-term rate targets even higher. The most recently announced unemployment report covering the month ended May 31, 2005, indicates a rate of 5.0%, the lowest since September 2001. Other measures of economic progress, such as retail sales (up 1.7% for June 2005), housing starts
(approaching  historical  highs),  and  industrial  production (up 0.9% for June
2005) are also pointing to a reasonably sustainable recovery. Historically, as we have seen progress on the economic front, there has been the fear that a higher level of inflation will rear its ugly head. However, recent increases in both the Producer Price Index ("PPI") and the Consumer Price Index ("CPI") have been modest, with both indices unchanged for the month of June. For the year ended June 30, 2005, the CPI is up 2.5%, in spite of record oil prices. The Gross Domestic Product is currently on an annual growth pace of 3.25% through the second quarter of 2005.

      The Class A share of Tax-Free Fund For Utah experienced a rise in net asset value per share of 3.53% for the 12-month period ended June 30, 2005. The Fund's Class A share value was $9.91 on July 1, 2004 and $10.26 on June 30, 2005. A typical AA-rated general obligation with a 15-year maturity has fallen in yield from 4.59% to 4.05% over that same period.

      Equity performance for the 12 months ended June 30, 2005 was relatively mixed. The Dow Jones Industrial Average was up 0.65%; the S&P 500 Index was up 6.32%; and the NASDAQ Composite Index was up 1.10% - all showing rather lackluster performance versus their respective previous 12 month performance.

      Historically, as the economy has grown, commodity prices and interest rates have begun to rise. While these increases have been modest to date, we continue to monitor any changes and position Tax-Free Fund For Utah's portfolio accordingly. To address the concerns raised by an increase in the overall level of interest rates, we take great care in the selection of the individual bonds purchased for the Fund. We will seek to continue to add high quality, intermediate maturity Utah municipal bonds that best meet our demanding standards.

      The investment objective of Tax-Free Fund For Utah is to provide as high a level of double tax-exempt current income as is consistent with the preservation of capital. We believe this objective continues to be successfully addressed by our adherence to a discipline of solid fundamental, conservative portfolio management ideals. As of the fiscal year ended June 30, 2005, the Fund continued to maintain an average quality rating of "AA", with over 76% of the portfolio rated "AAA". The Fund's laddered maturity structure helps us manage price volatility. At June 30, 2005, the portfolio had an average life of approximately
13.5 years and a modified duration of 5.37 years. We seek to maintain a well-diversified portfolio, which consisted of 276 different issues at year end, of which 100% were in Utah and reciprocal states (based on current Utah tax laws).

      With the national and local economies showing improvement, we will remain vigilant and do whatever is necessary as we strive to continue to meet the Fund's investment objective. We will seek to "stay the course" and manage the portfolio by taking advantage of opportunities in the Utah marketplace that are consistent with the high standards of your Fund.

PERFORMANCE REPORT

      The following graph illustrates the value of $10,000 invested in the Class A shares of Tax-Free Fund For Utah for the 10-year period ended June 30, 2005 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL]

            CPI        TFTA no sales           TFTA w sales               Lehman
6/95       10000           10000                   9600                    10000
6/96       10275           10472                   10055                   10556
6/97       10511           11338                   10887                   11278
6/98       10689           12209                   11723                   12061
6/99       10898           12446                   11950                   12427
6/00       11305           12716                   12209                   12928
6/01       11672           13827                   13276                   14070
6/02       11797           14700                   14115                   15048
6/03       12046           16007                   15370                   16225
6/04       12439           15855                   15224                   16281
6/05       12754           16994                   16317                   17158

                                               AVERAGE ANNUAL TOTAL RETURN
                                             FOR PERIODS ENDED JUNE 30, 2005
                                       -------------------------------------------
                                                                           SINCE
                                       1 YEAR      5 YEARS    10 YEARS   INCEPTION
                                       ------      -------    --------   ---------
Class A (7/24/92)
  With Sales Charge .............       3.77%       5.90%       5.42%       5.54%
  Without Sales Charge ..........       8.06        6.76        5.85        5.87

Class C (5/21/96)
  With CDSC .....................       6.17        5.83         n/a        4.79
  Without CDSC ..................       7.20        5.83         n/a        4.79

Class Y (5/21/96)
  No Sales Charge ...............       8.27        6.96         n/a        6.00

Lehman Index ....................       5.39        5.83        5.55        5.68* (Class A)
                                                                            5.36** (Class C&Y)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class's income may be subject to federal and state income taxes and/or the federal alternative minimum tax. Past performance is not predictive of future investment results.

*     From commencement of operations on 7/24/92.

**    From commencement of operations on 5/21/96.

--------------------------------------------------------------------------------

[LOGO OF KPMG LLP: FOUR SOLID
RECTANGLES WITH THE LETTERS KPMG
IN FRONT]

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Tax-Free Fund For Utah:

      We have audited the accompanying statement of assets and liabilities of Tax-Free Fund For Utah, including the schedule of investments, as of June 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Fund For Utah as of June 30, 2005, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                                    /s/ KPMG LLP

New York, New York
August 12, 2005

--------------------------------------------------------------------------------

                             TAX-FREE FUND FOR UTAH
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2005

                                                                                            RATING
     FACE                                                                                  MOODY'S/
    AMOUNT           GENERAL OBLIGATION BONDS (21.4%)                                         S&P                 VALUE
----------------     --------------------------------------------------------              ---------          -------------
                     CITY, COUNTY AND STATE (10.8%)
                     American Fork City, Utah
$        610,000     5.000%, 12/01/14 FGIC Insured (pre-refunded) ...........               Aaa/NR            $     642,415
         645,000     5.000%, 12/01/15 FGIC Insured (pre-refunded) ...........               Aaa/NR                  679,275
                     Anderson, Indiana San. District
         505,000     4.600%, 07/15/23 AMBAC Insured .........................               Aaa/AAA                 522,342
                     Brian Head, Utah
         530,000     5.000%, 08/01/19 XLCA Insured ..........................               Aaa/NR                  575,850
         405,000     6.500%, 03/15/24 .......................................               NR/NR*                  477,098
                     Cedar City, Utah Special Improvement
                        District Assessment
         235,000     5.050%, 09/01/10 .......................................               NR/NR*                  244,045
         215,000     5.200%, 09/01/11 .......................................               NR/NR*                  225,825
                     Clearfield City, Utah
       2,095,000     5.125%, 02/01/18 MBIA Insured (pre-refunded) ...........               Aaa/AAA               2,217,034
                     Coral Canyon, Utah Special Service District
         580,000     5.700%, 07/15/18 .......................................               NR/NR*                  602,400
                     Hurricane, Utah
         295,000     5.400%, 11/01/09 Radian Insured ........................               NR/AA                   319,240
                     Mckinney, Texas
       1,700,000     4.500%, 08/15/23 XLCA Insured ..........................               Aaa/AAA               1,733,167
                     Mesquite, Texas
         510,000     4.625%, 02/15/22 FSA Insured ...........................               Aaa/AAA                 524,530
                     Nevada State
         965,000     4.500%, 08/01/21 FSA Insured ...........................               Aaa/AAA                 998,650
                     St. George, Utah
         100,000     5.375%, 08/01/21 FGIC Insured (pre-refunded) ...........               Aaa/AAA                 106,293
                     Salt Lake City, Utah
         120,000     5.750%, 06/15/17 (pre-refunded) ........................               Aaa/NR                  134,990
                     San Antonio, Texas
         125,000     4.750%, 02/01/24 FSA Insured ...........................               Aaa/AAA                 129,006
                     Spokane County, Washington
         420,000     4.500%, 12/01/23 MBIA Insured ..........................               Aaa/AAA                 430,941
                     Waco, Texas
       2,560,000     4.500%, 02/01/24 MBIA Insured ..........................               Aaa/AAA               2,592,717
                     Washington County, Utah
       1,250,000     5.000%, 10/01/22 MBIA Insured ..........................               Aaa/NR                1,340,775

                                                                                            RATING
     FACE                                                                                  MOODY'S/
    AMOUNT           GENERAL OBLIGATION BONDS (CONTINUED)                                     S&P                 VALUE
----------------     --------------------------------------------------------              ---------          -------------
                     CITY, COUNTY AND STATE (CONTINUED)
                     Washington State
$      3,315,000     4.500%, 01/01/22 MBIA Insured ..........................               Aaa/AAA           $   3,387,731
         605,000     4.500%, 07/01/23 FSA Insured ...........................               Aaa/AAA                 609,029
                                                                                                              -------------
                     Total City, County and State                                                                18,493,353
                                                                                                              -------------

                     SCHOOL DISTRICT (10.6%)
                     Alpine, Utah School District
         375,000     5.000%, 03/15/12 (pre-refunded) ........................               Aaa/NR                  413,509
                     Carbon County, Utah School District
         800,000     5.000%, 06/15/21 .......................................               Aaa/NR                  849,304
                     Dallas, Texas Independent School District
       2,500,000     5.000%, 08/15/29 .......................................               Aaa/AAA               2,655,800
                     Davis County, Utah School District
         575,000     5.000%, 06/01/15 (pre-refunded) ........................               Aaa/NR                  634,478
         250,000     5.100%, 06/01/16 (pre-refunded) ........................               Aaa/NR                  278,875
         675,000     5.150%, 06/01/17 (pre-refunded) ........................               Aaa/NR                  755,035
                     Eagle Mountain & Saginaw, Texas Independent
                        School District
         525,000     4.750%, 08/15/23 .......................................               Aaa/AAA                 545,926
                     Frisco, Texas Independent School District
       1,260,000     5.000%, 07/15/26 .......................................               Aaa/NR                1,342,858
                     Navasota, Texas Independent School District
          475,000    5.000%, 08/15/23 FGIC Insured ..........................               Aaa/NR                  508,692
                     Nebo, Utah School District
         440,000     5.500%, 07/01/11 (pre-refunded) ........................               Aaa/AAA                 490,371
                     North Summit County, Utah School District
         760,000     5.000%, 02/01/23 .......................................               Aaa/NR                  818,512
         800,000     5.000%, 02/01/24 .......................................               Aaa/NR                  857,184
                     Rich County, Utah School District
         120,000     5.500%, 12/15/09 .......................................               NR/NR*                  121,361
         100,000     5.600%, 12/15/10 .......................................               NR/NR*                  100,915
                     Salt Lake City, Utah School District
         265,000     5.000%, 03/01/21 (pre-refunded) ........................               Aaa/NR                  293,034
                     Tooele County, Utah School District
         670,000     4.000%, 06/01/20 .......................................               Aaa/AAA                 657,431
                     Washington County, Utah
         440,000     5.000%, 10/01/18 XLCA Insured ..........................               Aaa/NR                  480,779
         465,000     5.000%, 10/01/19 XLCA Insured ..........................               Aaa/NR                  507,720
         490,000     5.000%, 10/01/20 XLCA Insured ..........................               Aaa/NR                  533,022

                                                                                            RATING
     FACE                                                                                  MOODY'S/
    AMOUNT           GENERAL OBLIGATION BONDS (CONTINUED)                                     S&P                 VALUE
----------------     --------------------------------------------------------              ---------          -------------
                     SCHOOL DISTRICT (CONTINUED)
                     Washington County, Utah (continued)
$        510,000     5.000%, 10/01/21 XLCA Insured ..........................               Aaa/NR            $     553,131
         535,000     5.000%, 10/01/22 XLCA Insured ..........................               Aaa/NR                  578,517
         565,000     5.000%, 10/01/23 XLCA Insured ..........................               Aaa/NR                  609,143
         320,000     5.000%, 10/01/24 XLCA Insured ..........................               Aaa/NR                  343,722
                     Weber County, Utah School District
         750,000     5.000%, 06/15/18 .......................................               Aaa/NR                  806,115
         825,000     5.000%, 06/15/20 .......................................               Aaa/NR                  894,655
                     Weber County, Utah School District Series B
       1,485,000     5.000%, 06/15/21 .......................................               Aaa/NR                1,576,521
                                                                                                              -------------
                     Total School District                                                                       18,206,610
                                                                                                              -------------
                     Total General Obligation Bonds                                                              36,699,963
                                                                                                              -------------

                     REVENUE BONDS (76.8%)

                     EDUCATION (13.8%)
                     Clinton Prairie, Indiana Community School Building
         675,000     4.625%, 01/15/19 FGIC Insured ..........................               NR/AAA                  712,982
                     Florida State Board Education Public Education
         210,000     4.500%, 06/01/25 FSA Insured ...........................               NR/AAA                  215,567
                     Laredo, Texas Independent School District
                        Public Facility Corp.
         190,000     5.000%, 08/01/24 AMBAC Insured .........................               Aaa/AAA                 199,831
                     Raven Hills, Texas Higher Education Housing
                        & Education Revenue
         215,000     5.000%, 06/01/26 AMBAC Insured .........................               Aaa/NR                  225,045
                     St. Joseph County, Indiana Educational
                        Facilities Revenue
         100,000     5.000%, 03/01/27 .......................................               Aaa/NR                  102,412
                     Salt Lake County, Utah Westminster College Project
         115,000     5.050%, 10/01/10 .......................................               NR/BBB                  121,688
         100,000     5.500%, 10/01/19 .......................................               NR/BBB                  104,706
       1,200,000     5.000%, 10/01/22 .......................................               NR/BBB                1,233,816
       1,250,000     5.000%, 10/01/25 .......................................               NR/BBB                1,276,025
       1,000,000     5.750%, 10/01/27 .......................................               NR/BBB                1,045,500
                     Southern Utah University Revenue
         375,000     6.300%, 06/01/16 .......................................               NR/NR*                  386,243

                                                                                            RATING
     FACE                                                                                  MOODY'S/
    AMOUNT           REVENUE BONDS (CONTINUED)                                                S&P                 VALUE
----------------     --------------------------------------------------------              ---------          -------------
                     EDUCATION (CONTINUED)
                     Texas State College Student Loan Revenue
$        100,000     5.000%, 08/01/22 AMT ...................................               Aa1/AA            $     103,463
                     Tyler, Texas Independent School District
         325,000     5.000%, 02/15/26 FSA Insured ...........................               Aaa/AAA                 347,490
                     University of Nevada University Revenues
         190,000     4.500%, 07/01/24 MBIA Insured ..........................               Aaa/AAA                 195,375
                     University of Utah Revenue Refunding
                        (Biology Research Facilities)
         200,000     5.500%, 04/01/11 MBIA Insured (pre-refunded) ...........               Aaa/AAA                 206,186
                     Utah State Board Regents Dixie State College
         115,000     5.500%, 05/01/1/13 MBIA Insured ........................               Aaa/AAA                 129,733
         120,000     5.500%, 05/01/1/14 MBIA Insured ........................               Aaa/AAA                 135,373
         130,000     5.500%, 05/01/1/15 MBIA Insured ........................               Aaa/AAA                 147,077
         400,000     5.100%, 05/01/1/21 MBIA Insured ........................               Aaa/AAA                 428,476
                     Utah State Board Regents Office Facility Revenue
         450,000     5.050%, 02/01/20 MBIA Insured ..........................               Aaa/AAA                 480,263
         360,000     5.125%, 02/01/22 MBIA Insured ..........................               Aaa/AAA                 385,117
                     Utah State Board Regents Revenue
       2,885,000     4.500%, 08/01/18 MBIA Insured++ ........................               Aaa/AAA               3,015,690
                     Utah State Board Regents Revenue University of Utah
       1,045,000     5.000%, 04/01/23 MBIA Insured ..........................               Aaa/AAA               1,128,527
                     Utah State Board Regents Salt Lake
                        Community College
       1,260,000     5.500%, 06/01/16 FSA Insured ...........................               Aaa/AAA               1,396,130
                     Utah State Board Regents University Utah-Auxiliary
                        & Campus Revenue
         895,000     5.250%, 04/01/12 MBIA Insured ..........................               Aaa/AAA                 957,435
       1,015,000     5.000%, 04/01/20 MBIA Insured (pre-refunded) ...........               Aaa/AAA               1,056,006
                     Utah State Board Regents University of Utah
                        Hospital Revenue
       2,030,000     5.500%, 08/01/17 MBIA Insured (pre-refunded) ...........               Aaa/AAA               2,290,429
         905,000     5.000%, 05/01/19 AMBAC Insured .........................               Aaa/AAA                 976,549
       3,595,000     5.000%, 08/01/19 MBIA Insured ..........................               Aaa/AAA               3,822,779
                     Weber State University, Utah Revenue
         100,000     5.250%, 04/01/24 FSA Insured ...........................               NR/AAA                  107,060

                                                                                            RATING
     FACE                                                                                  MOODY'S/
    AMOUNT           REVENUE BONDS (CONTINUED)                                                S&P                 VALUE
----------------     --------------------------------------------------------              ---------          -------------
                     EDUCATION (CONTINUED)
                     Weber State University, Utah Revenue Student
                        Facilities System Series A
$        300,000     5.100%, 04/01/16 .......................................                NR/AA            $     326,142
         425,000     5.250%, 04/01/19 .......................................                NR/AA                  464,580
                                                                                                              -------------
                     Total Education                                                                             23,723,695
                                                                                                              -------------

                     HEALTHCARE (2.2%)
                     Harris County, Texas Health Facility Development Corp.
         145,000     5.000%, 11/15/28 AMBAC Insured .........................               NR/AAA                  150,226
                     Murray City, Utah Hospital Revenue
         595,000     5.000%, 05/15/22 MBIA Insured ..........................               Aaa/AAA                 607,263
                     Salt Lake County, Utah Hospital Revenue -
                        IHC Hospitals, Inc.
         500,000     5.500%, 05/15/13 AMBAC Insured .........................               Aaa/AAA                 555,205
                     Tarrant County, Texas Health Facilities Revenue
         230,000     5.000%, 02/15/26 MBIA Insured ..........................               Aaa/AAA                 236,842
                     Utah County, Utah Hospital Revenue,
                        IHC Health Services
       1,935,000     5.250%, 08/15/21 MBIA Insured ETM ......................               Aaa/AAA               2,017,934
                     Utah State Board Regents Revenue University of
                        Utah Hospital Revenue
         310,000     5.000%, 08/01/21 MBIA Insured ..........................               Aaa/AAA                 328,262
                                                                                                              -------------
                     Total Healthcare                                                                             3,895,732
                                                                                                              -------------

                     HOUSING (3.9%)
                     Indiana State Housing Finance Authority Single Family
         290,000     4.850%, 07/01/22 AMT ...................................               Aaa/NR                  296,963
                     Provo City, Utah Housing Authority
         500,000     5.800%, 07/20/22 GNMA Collateralized ...................               Aaa/NR                  521,050
                     Utah Housing Corporation Single Family Housing
         280,000     4.000%, 07/01/11 AMT ...................................               Aaa/AAA                 281,184
          65,000     5.250%, 07/01/23 AMT ...................................               Aa2/AA                   66,396
                     Utah Housing Corporation Single Family Mortgage
         315,000     5.150%, 07/01/23 AMT ...................................               Aaa/AAA                 320,503
         945,000     5.100%, 01/01/26 AMT ...................................               Aa3/AA-                 966,385
                     Utah State Housing Agency Housing Revenue
         145,000     5.650%, 07/01/27 AMT ...................................               Aa2/AA                  150,887

                                                                                            RATING
     FACE                                                                                  MOODY'S/
    AMOUNT           REVENUE BONDS (CONTINUED)                                                S&P                 VALUE
----------------     --------------------------------------------------------              ---------          -------------
                     HOUSING (CONTINUED)
                     Utah State Housing Corporation Single Family
                        Housing Revenue
$      1,475,000     5.125%, 07/01/24 AMT ...................................               Aa3/AA-           $   1,506,609
                     Utah State Housing Finance Agency
           5,000     6.600%, 07/01/11 Series E-1 ............................                NR/AA                    5,000
          15,000     6.350%, 07/01/11 Mezzanine Series G-1 ..................               AAA/NR                   15,052
          10,000     6.350%, 07/01/12 AMBAC Insured  AMT ....................               Aaa/AAA                  10,036
          10,000     6.150%, 07/01/16 Senior Issue A-1 ......................               Aaa/AAA                  10,250
         170,000     5.650%, 07/01/16 Series 1994C ..........................               Aaa/AAA                 174,819
          65,000     5.400%, 07/01/16 AMT ...................................               Aa2/AA                   66,250
         110,000     6.000%, 07/01/17 AMT ...................................               Aaa/AA                  113,057
         890,000     5.500%, 07/01/18 AMT ...................................               Aa3/AA-                 930,157
         130,000     5.300%, 07/01/18 AMT ...................................               Aaa/AAA                 136,700
         115,000     5.000%, 07/01/18 AMT ...................................               Aaa/AAA                 117,748
         260,000     5.400%, 07/01/20 AMT ...................................               Aa2/AA                  268,606
         415,000     5.600%, 07/01/23 AMT ...................................               Aa2/AA                  427,720
         145,000     5.700%, 07/01/26 MBIA Insured ..........................               Aaa/AAA                 145,634
                     Wyoming Community Development Authority
                        Housing Revenue
         120,000     5.000%, 12/01/22 .......................................               Aa1/AA+                 124,733
                                                                                                              -------------
                     Total Housing                                                                                6,655,739
                                                                                                              -------------

                     INDUSTRIAL DEVELOPMENT & POLLUTION CONTROL (0.4%)
                     Sandy City, Utah Industrial Development, H Shirley
                        Wright Project, Refunding Bonds, LOC Olympus Bank
         250,000     6.125%, 08/01/16 .......................................               NR/AAA                  250,642
                     Utah County Environmental Improvement Revenue
         435,000     5.050%, 11/01/17 .......................................              Baa1/BBB+                465,085
                                                                                                              -------------
                     Total Industrial Development & Pollution Control                                               715,727
                                                                                                              -------------

                     LEASE (6.8%)
                     Celebration Community Development District, Florida
         290,000     5.000%, 05/01/22 MBIA Insured ..........................               Aaa/AAA                 310,613
                     Marion County, Indiana Convention & Recreational
                        Facilities Authority Revenue
         390,000     5.000%, 06/01/27 MBIA Insured ..........................               Aaa/AAA                 402,207

                                                                                            RATING
     FACE                                                                                  MOODY'S/
    AMOUNT           REVENUE BONDS (CONTINUED)                                                S&P                 VALUE
----------------     --------------------------------------------------------              ---------          -------------
                     LEASE (CONTINUED)
                     Murray City, Utah Municipal Building Revenue
$        520,000     5.050%, 12/01/15 AMBAC Insured .........................               Aaa/NR            $     563,997
                     Salt Lake County, Utah Municipal Building
                        Authority, Lease Revenue
         100,000     5.400%, 10/01/19 (pre-refunded) ........................               Aa1/AA+                 109,143
         320,000     5.400%, 10/15/19 AMBAC Insured (pre-refunded) ..........               Aaa/AAA                 353,674
       3,900,000     5.200%, 10/15/20 AMBAC Insured (pre-refunded) ..........               Aaa/AAA               4,349,475
                     Utah County, Utah Municipal Building
                        Authority, Lease Revenue
         120,000     5.500%, 11/01/16 AMBAC Insured .........................               Aaa/NR                  133,135
         240,000     5.500%, 11/01/17 AMBAC Insured .........................               Aaa/NR                  265,841
                     Utah State Building Ownership Authority
       1,350,000     5.250%, 05/15/20 FSA Insured (pre-refunded) ............               Aaa/AAA               1,441,733
       1,080,000     5.000%, 05/15/25 .......................................               Aa1/AA+               1,156,507
                     Washington County - St. George, Utah Interlocal
                        Agency Revenue
       1,000,000     5.125%, 12/01/17 AMBAC Insured .........................               NR/AAA                1,056,510
         100,000     5.125%, 12/01/22 AMBAC Insured .........................               NR/AAA                  105,365
                     West Bountiful, Utah Courthouse Revenue
         410,000     5.000%, 05/01/19 .......................................                NR/A-                  447,704
                     West Valley City, Utah
         865,000     5.000%, 08/01/21 AMBAC Insured .........................               Aaa/AAA                 923,275
                                                                                                              -------------
                     Total Lease                                                                                 11,619,179
                                                                                                              -------------

                     TAX REVENUE (26.9%)
                     Bay County, Florida Sales Tax Revenue
         175,000     4.750%, 09/01/23 FSA Insured ...........................               Aaa/NR                  179,630
                     Bluffdale City, Utah Series 2004
         295,000     6.000%, 12/01/13 .......................................               NR/NR*                  295,286
         310,000     6.000%, 12/01/14 .......................................               NR/NR*                  310,301
         330,000     6.000%, 12/01/15 .......................................               NR/NR*                  330,386
         350,000     6.000%, 12/01/16 .......................................               NR/NR*                  350,410
         370,000     6.000%, 12/01/17 .......................................               NR/NR*                  370,433
         395,000     6.000%, 12/01/18 .......................................               NR/NR*                  395,494
         420,000     6.000%, 12/01/19 .......................................               NR/NR*                  420,525
                     Bluffdale, Utah Sales Tax Revenue
       2,110,000     5.500%, 08/01/23 .......................................               NR/NR*                2,151,609

                                                                                            RATING
     FACE                                                                                  MOODY'S/
    AMOUNT           REVENUE BONDS (CONTINUED)                                                S&P                 VALUE
----------------     --------------------------------------------------------              ---------          -------------
                     TAX REVENUE (CONTINUED)
                     Bountiful, Utah Special Improvement District
                        Special Assessment Revenue
$        203,000     5.000%, 06/01/14 .......................................               NR/NR*            $     203,126
         213,000     5.150%, 06/01/15 .......................................               NR/NR*                  213,198
         224,000     5.300%, 06/01/16 .......................................               NR/NR*                  224,172
         236,000     5.500%, 06/01/17 .......................................               NR/NR*                  236,271
         249,000     5.650%, 06/01/18 .......................................               NR/NR*                  249,354
                     Brian Head, Utah Special Service Improvement
                        District Revenue
         410,000     5.350%, 11/01/12 .......................................               NR/NR*                  421,800
                     Cache County, Utah Sales Tax Revenue
         500,000     5.000%, 12/15/14 FGIC Insured ..........................               Aaa/AAA                 547,725
         670,000     5.000%, 12/15/16 FGIC Insured ..........................               Aaa/AAA                 729,831
         600,000     5.000%, 12/15/17 FGIC Insured ..........................               Aaa/AAA                 649,512
         510,000     5.000%, 12/15/18 FGIC Insured ..........................               Aaa/AAA                 548,653
         830,000     5.000%, 12/15/19 FGIC Insured ..........................               Aaa/AAA                 892,906
                     Clearfield, Utah  Sales Tax Revenue
         590,000     5.000%, 07/01/18 FGIC Insured ..........................               Aaa/AAA                 640,062
         620,000     5.000%, 07/01/19 FGIC Insured ..........................               Aaa/AAA                 669,947
         650,000     5.000%, 07/01/20 FGIC Insured ..........................               Aaa/AAA                 699,582
                     Coral Canyon, Utah Special Service District
         110,000     5.000%, 07/15/13 .......................................               NR/NR*                  115,331
         250,000     5.500%, 07/15/18 .......................................               NR/NR*                  261,708
                     Davis County, Utah Sales Tax Revenue
       1,470,000     5.150%, 10/01/18 AMBAC Insured .........................               NR/AAA                1,609,400
                     Jordanelle, Utah Special Service District
         186,000     5.000%, 11/15/14 .......................................               NR/NR*                  189,322
         196,000     5.100%, 11/15/15 .......................................               NR/NR*                  199,800
         206,000     5.200%, 11/15/16 .......................................               NR/NR*                  209,473
         216,000     5.300%, 11/15/17 .......................................               NR/NR*                  219,635
         228,000     5.400%, 11/15/18 .......................................               NR/NR*                  231,969
         240,000     5.500%, 11/15/19 .......................................               NR/NR*                  244,171
         253,000     5.600%, 11/15/20 .......................................               NR/NR*                  257,230
         268,000     5.700%, 11/15/21 .......................................               NR/NR*                  272,390
         283,000     5.800%, 11/15/22 .......................................               NR/NR*                  287,627
         299,000     6.000%, 11/15/23 .......................................               NR/NR*                  303,868

                                                                                            RATING
     FACE                                                                                  MOODY'S/
    AMOUNT           REVENUE BONDS (CONTINUED)                                                S&P                 VALUE
----------------     --------------------------------------------------------              ---------          -------------
                     TAX REVENUE (CONTINUED)
                     Jordanelle, Utah Special Service Improvement District
$        360,000     8.000%, 10/01/11 .......................................               NR/NR*            $     381,463
                     Lehi, Utah Sales Tax
         610,000     5.000%, 06/01/21 FSA Insured ...........................               Aaa/AAA                 661,472
         790,000     5.000%, 06/01/24 FSA Insured ...........................               Aaa/AAA                 848,658
                     Mountain Regional Water District, Utah Special
                        Assessment Revenue
       1,935,000     7.000%, 12/01/18 .......................................               NR/NR*                1,998,410
                     Mountain Regional Water, Utah Special Service District
       2,000,000     5.000%, 12/15/20 MBIA Insured ..........................               Aaa/AAA               2,159,900
                     North Ogden, Utah Sales Tax Revenue
         195,000     5.000%, 11/01/24 XLCA Insured ..........................               Aaa/AAA                 208,781
                     Orem, Utah Special Assessment Revenue
          96,000     5.000%, 08/01/15 .......................................               NR/NR*                   96,024
         101,000     5.150%, 08/01/16 .......................................               NR/NR*                  101,022
         106,000     5.300%, 08/01/17 .......................................               NR/NR*                  106,025
         112,000     5.500%, 08/01/18 .......................................               NR/NR*                  112,036
         118,000     5.650%, 08/01/19 .......................................               NR/NR*                  118,041
                     Pleasant Grove City, Utah Sales Tax Revenue
         410,000     5.250%, 12/01/17 MBIA Insured ..........................               Aaa/AAA                 455,859
                     Salt Lake City, Utah Sales Tax Revenue
         490,000     5.250%, 02/01/12 .......................................               NR/AAA                  546,007
         265,000     5.250%, 02/01/13 .......................................               NR/AAA                  293,803
       1,320,000     5.250%, 02/01/15 .......................................               NR/AAA                1,452,871
         100,000     5.250%, 02/01/17 .......................................               NR/AAA                  109,329
                     Salt Lake County, Utah Sales Tax Revenue
         955,000     5.000%, 02/01/21 XLCA Insured ..........................               NR/AAA                1,039,002
       1,005,000     5.000%, 02/01/22 XLCA Insured ..........................               NR/AAA                1,092,566
       1,060,000     5.000%, 02/01/23 XLCA Insured ..........................               NR/AAA                1,147,068
       1,115,000     5.000%, 02/01/24 XLCA Insured ..........................               NR/AAA                1,201,981
                     Sandy City, Utah Sales Tax Revenue
         520,000     5.000%, 09/15/18 AMBAC Insured .........................               NR/AAA                  558,579
         605,000     5.000%, 09/15/20 AMBAC Insured .........................               NR/AAA                  647,132
                     South Jordan, Utah Municipal Building Authority Revenue
         290,000     5.375%,10/01/20 AMBAC Insured ..........................               NR/AAA                  320,186
                     South Jordan, Utah Sales Tax
         570,000     5.000%, 08/15/15 AMBAC Insured .........................               Aaa/AAA                 614,682
                     South Jordan, Utah Special Assignment
       1,000,000     6.875%, 11/01/17 .......................................               NR/NR*                1,031,900

                                                                                            RATING
     FACE                                                                                  MOODY'S/
    AMOUNT           REVENUE BONDS (CONTINUED)                                                S&P                 VALUE
----------------     --------------------------------------------------------              ---------          -------------
                     TAX REVENUE (CONTINUED)
                     South Weber City, Utah
$        525,000     5.000%, 01/15/24 MBIA Insured ..........................               Aaa/AAA           $     561,430
                     Utah Water Finance Agency Revenue
         775,000     5.100%, 07/01/18 AMBAC Insured .........................               Aaa/NR                  835,318
         510,000     5.000%, 07/01/18 AMBAC Insured .........................               Aaa/NR                  551,448
         260,000     5.000%, 06/01/19 MBIA Insured ..........................               Aaa/AAA                 270,158
         685,000     5.000%, 07/01/19 AMBAC Insured .........................               Aaa/NR                  740,184
                     Wasatch County, Utah Building Authority
         130,000     5.000%, 10/01/15 .......................................                A3/NR                  139,321
         135,000     5.000%, 10/01/16 .......................................                A3/NR                  144,092
                     Wasatch County, Utah Sales Tax Revenue
         205,000     5.000%, 12/01/16 AMBAC Insured .........................               Aaa/AAA                 223,220
         210,000     5.000%, 12/01/17 AMBAC Insured .........................               Aaa/AAA                 227,247
         225,000     5.000%, 12/01/18 AMBAC Insured .........................               Aaa/AAA                 242,122
                     Washington City, Utah Sales Tax Revenue
         680,000     5.250%, 11/15/17 AMBAC Insured .........................               Aaa/AAA                 756,704
                     Washoe County, Nevada Tax Revenue
         210,000     5.000%, 12/01/23 MBIA Insured ..........................               Aaa/AAA                 220,153
                     Weber County Utah Sales Tax Revenue
         385,000     5.000%, 07/01/23 AMBAC Insured .........................               Aaa/NR                  413,001
                     West Valley City, Utah Redevelopment Agency Revenue
       1,625,000     5.000%, 03/01/21 .......................................                NR/A-                1,715,318
         320,000     5.000%, 03/01/22 .......................................                NR/A-                  336,237
         350,000     5.000%, 03/01/23 .......................................                NR/A-                  366,072
       1,000,000     5.000%, 03/01/24 .......................................                NR/A-                1,041,920
                     West Valley City, Utah Sales Tax Revenue ...............
         800,000     5.500%, 07/15/17 MBIA Insured ..........................               Aaa/AAA                 883,488
         250,000     5.000%, 07/15/20 AMBAC Insured .........................               Aaa/AAA                 267,865
         180,000     5.000%, 07/15/21 MBIA Insured ..........................               Aaa/AAA                 191,034
       1,400,000     6.000%, 03/01/24 (pre-refunded) ........................                NR/A-                1,487,052
                     Woodland Hills, Utah Special Assessment Revenue
          93,000     5.500%, 08/01/09 .......................................               NR/NR*                   95,135
         221,000     5.500%, 08/01/10 .......................................               NR/NR*                  227,780
         233,000     5.500%, 08/01/11 .......................................               NR/NR*                  242,362
         246,000     5.500%, 08/01/12 .......................................               NR/NR*                  256,512
         261,000     5.500%, 08/01/13 .......................................               NR/NR*                  273,450
                                                                                                              -------------
                     Total Tax Revenue                                                                           46,143,557
                                                                                                              -------------

                                                                                            RATING
     FACE                                                                                  MOODY'S/
    AMOUNT           REVENUE BONDS (CONTINUED)                                                S&P                 VALUE
----------------     --------------------------------------------------------              ---------          -------------
                     TRANSPORTATION (0.8%)
                     Port of Seattle, Washington Revenue
$        100,000     5.100%, 04/01/24 AMT FGIC Insured ......................               Aaa/AAA           $     102,569
                     Utah Transit Authority Sales Tax &
                        Transportation Revenue
       1,000,000     5.400%, 12/15/16 FSA Insured ...........................               NR/AAA                1,066,360
         100,000     5.000%, 06/15/21 FSA Insured ...........................               Aaa/AAA                 107,378
         100,000     5.000%, 06/15/25 FSA Insured ...........................               Aaa/AAA                 105,983
                                                                                                              -------------
                     Total Transportation                                                                         1,382,290
                                                                                                              -------------

                     UTILITY (10.7%)
                     Indianapolis, Indiana Gas Utility Revenue
         290,000     5.000%, 08/15/24 AMBAC Insured .........................               Aaa/AAA                302,957
                     Intermountain Power Agency Utilities
                        Light & Power Service, Utah
         450,000     5.000%, 07/01/12 MBIA Insured ETM ......................               Aaa/AAA                 456,102
       1,470,000     5.250%, 07/01/15 MBIA Insured ..........................               Aaa/AAA               1,576,369
          90,000     5.000%, 07/01/16 .......................................                A1/A+                   93,144
         425,000     5.000%, 07/01/18 FSA Insured ...........................               Aaa/AAA                 461,367
       1,380,000     5.000%, 07/01/19 MBIA Insured ..........................               Aaa/AAA               1,454,161
       2,450,000     5.000%, 07/01/21 .......................................                A1/A+                2,523,231
         445,000     5.000%, 07/01/23 FSA Insured ...........................               Aaa/AAA                 458,341
                     Lower Colorado River Authority, Texas Revenue
         175,000     5.000%, 05/15/26 FSA Insured ...........................               Aaa/AAA                 186,489
                     Manti City, Utah Electric System Revenue
         603,000     5.750%, 02/01/17 .......................................               NR/NR*                  633,120
                     Murray City, Utah Utility Electric Revenue
         400,000     5.625%, 06/01/18 AMBAC Insured .........................               Aaa/NR                  443,164
       1,340,000     5.000%, 06/01/25 AMBAC Insured .........................               Aaa/NR                1,438,450
                     St. George, Utah Electric Revenue
       1,910,000     4.500%, 06/01/20 FSA Insured ...........................               Aaa/NR                1,984,223
                     Salem, Utah Electric Revenue
         125,000     5.300%, 11/01/07 .......................................               NR/NR*                  128,977
         130,000     5.350%, 11/01/08 .......................................               NR/NR*                  136,097
         140,000     5.400%, 11/01/09 .......................................               NR/NR*                  147,696
                     Seattle, Washington Municipal Light & Power Revenue
       1,360,000     4.500%, 08/01/19 FSA Insured ...........................               Aaa/AAA               1,420,738

                                                                                            RATING
     FACE                                                                                  MOODY'S/
    AMOUNT           REVENUE BONDS (CONTINUED)                                                S&P                 VALUE
----------------     --------------------------------------------------------              ---------          -------------
                     UTILITY (CONTINUED)
                     Southern Utah Valley Power System Revenue
$        210,000     5.250%, 09/15/13 MBIA Insured ..........................               NR/AAA            $     234,874
         225,000     5.250%, 09/15/14 MBIA Insured ..........................               NR/AAA                  251,651
         235,000     5.250%, 09/15/15 MBIA Insured ..........................               NR/AAA                  262,041
         185,000     5.125%, 09/15/21 MBIA Insured ..........................               NR/AAA                  199,563
                     Springville, Utah Electric Revenue
         550,000     5.600%, 03/01/09 .......................................               Baa1/NR                 582,285
                     Utah Assessed Municipal Power System Revenue
         790,000     5.250%, 12/01/09 .......................................                NR/A-                  844,265
       1,000,000     5.000%, 04/01/21 FSA Insured ...........................               Aaa/AAA               1,072,790
                     Washington, Utah Electric Revenue
         985,000     5.000%, 09/01/21 XLCA Insured ..........................               Aaa/NR                1,063,741
                                                                                                              -------------
                     Total Utility                                                                               18,355,836
                                                                                                              -------------

                     WATER AND SEWER (11.3%)
                     Ashley Valley, Utah
         230,000     9.500%, 01/01/08 AMBAC Insured .........................               Aaa/AAA                 247,583
                     Eagle Mountain, Utah Water and Sewer
         750,000     5.800%, 11/15/16 ACA Insured ...........................                NR/A                   810,750
                     Granger and Hunter, Utah Improvement District
                        Water and Sewer
         350,000     5.000%, 03/01/18 FSA Insured (pre-refunded) ............               Aaa/NR                  369,908
                     Mesquite, Texas Waterworks & Sewer Revenue
         225,000     4.500%, 03/01/24 FSA Insured ...........................               Aaa/AAA                 228,863
                     Murray City, Utah Sewer and Water Revenue
         465,000     5.000%, 10/01/17 AMBAC Insured .........................               Aaa/NR                  506,864
         390,000     5.000%, 10/01/18 AMBAC Insured .........................               Aaa/NR                  422,522
         440,000     5.000%, 10/01/19 AMBAC Insured .........................               Aaa/NR                  476,366
                     North Davis County, Utah Sewer District
       1,330,000     5.375%, 03/01/18 AMBAC Insured (pre-refunded) ..........               Aaa/NR                1,500,346
       1,350,000     5.000%, 03/01/21 AMBAC Insured .........................               Aaa/NR                1,458,108
         150,000     5.125%, 03/01/22 AMBAC Insured (pre-refunded) ..........               Aaa/NR                  166,983
                     Orem, Utah Water & Storm Sewer Revenue
       1,720,000     4.500%, 07/15/17 MBIA Insured ..........................               Aaa/AAA               1,815,168
                     Riverton, Utah Water Revenue
         100,000     5.350%, 09/01/15 FGIC Insured (pre-refunded) ...........               Aaa/NR                  110,937

                                                                                            RATING
     FACE                                                                                  MOODY'S/
    AMOUNT           REVENUE BONDS (CONTINUED)                                                S&P                 VALUE
----------------     --------------------------------------------------------              ---------          -------------
                     WATER AND SEWER (CONTINUED)
                     Salt Lake City, Utah Metropolitan Water Revenue
$      1,200,000     5.375%, 07/01/24 AMBAC Insured (pre-refunded) ..........               Aaa/AAA           $   1,311,036
         125,000     5.375%, 07/01/29 AMBAC Insured (pre-refunded) ..........               Aaa/AAA                 136,566
                     Salt Lake City, Utah Water and Sewer Revenue
         500,000     5.750%, 02/01/13  AMBAC Insured (pre-refunded) .........               Aaa/AAA                 501,160
         675,000     5.000%, 02/01/19 FSA Insured ...........................               Aaa/AAA                 732,726
         845,000     5.000%, 02/01/20 FSA Insured ...........................               Aaa/AAA                 913,411
                     Salt Lake & Sandy, Utah Water District
       1,000,000     5.000%, 07/01/20 AMBAC Insured .........................               Aaa/NR                1,084,280
                     Spanish Fork City, Utah Water Revenue
         195,000     5.500%, 06/01/17 FSA Insured ...........................               Aaa/NR                  218,472
          55,000     5.500%, 06/01/17 FSA Insured (pre-refunded) ............               Aaa/NR                   62,704
                     Upper Trinity Regional Water District, Texas
         205,000     4.500%, 08/01/20 AMBAC Insured .........................               Aaa/AAA                 211,624
                     Utah Water Finance Agency Revenue
         100,000     5.000%, 06/01/14 MBIA Insured ..........................               Aaa/AAA                 105,290
         200,000     5.250%, 07/01/16 AMBAC Insured .........................               Aaa/NR                  221,656
         250,000     5.375%, 09/01/17 AMBAC Insured .........................               Aaa/NR                  280,723
         310,000     5.000%, 10/01/17 AMBAC Insured .........................               Aaa/NR                  334,952
         500,000     5.250%, 10/01/18 AMBAC Insured .........................               Aaa/NR                  554,805
         465,000     5.000%, 10/01/20 AMBAC Insured .........................               Aaa/NR                  497,555
         830,000     4.500%, 10/01/22 AMBAC Insured .........................               Aaa/NR                  855,041
         100,000     5.125%, 07/01/23 AMBAC Insured .........................               Aaa/NR                  107,112
         285,000     5.300%, 10/01/23 MBIA Insured (pre-refunded) ...........               Aaa/AAA                 306,794
         870,000     4.500%, 10/01/23 AMBAC Insured .........................               Aaa/NR                  893,429
         450,000     5.400%, 10/01/24 AMBAC Insured (pre-refunded) ..........               Aaa/AAA                 493,016
         250,000     5.500%, 10/01/29 AMBAC Insured (pre-refunded) ..........               Aaa/AAA                 274,885
                     Weber-Box Elder, Utah Conservation District
                        Water Revenue
         200,000     6.450%, 11/01/14 (pre-refunded) ........................               Baa3/NR                 231,976
         200,000     6.500%, 11/01/19 (pre-refunded) ........................               Baa3/NR                 232,462
         335,000     6.900%, 11/01/20 (pre-refunded) ........................               Baa3/NR                 395,886

                                                                                            RATING
     FACE                                                                                  MOODY'S/
    AMOUNT           REVENUE BONDS (CONTINUED)                                                S&P                 VALUE
----------------     --------------------------------------------------------              ---------          -------------
                     WATER AND SEWER (CONTINUED)
                     White City, Utah  Water Improvement
$        300,000     5.90%, 02/01/22 AMBAC Insured (pre-refunded) ...........               Aaa/AAA           $     308,544
                                                                                                              -------------
                     Total Water and Sewer                                                                       19,380,503
                                                                                                              -------------
                     Total Revenue Bonds                                                                        131,872,258
                                                                                                              -------------
                     Total Investments (cost $162,234,383**) ................                98.2%              168,572,221
                     Other assets less liabilities                                            1.8                 3,027,410
                                                                                            -----             -------------
                     Net Assets                                                             100.0%            $ 171,599,631
                                                                                            =====             =============

                 Portfolio Distribution by Quality Rating (unaudited)
                 Highest rating(1) ..........................................                76.4%
                 Second highest rating(2) ...................................                 4.1
                 Third highest rating(3) ....................................                 5.9
                 Fourth highest rating(4) ...................................                 3.4
                 Not rated* .................................................                10.2
                                                                                            -----
                                                                                            100.0%
                                                                                            =====

                        (1)   Aaa of Moody's or AAA of S&P.

                        (2)   Aa of Moody's or AA of S&P.

                        (3)   A of Moody's or S&P.

                        (4)   Baa of Moody's or BBB of S&P.

                        * Any security not rated (NR) by either credit rating service must be determined by the Manager to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.

                        **    See note 4.

                        +     Security pledged as collateral for the Fund's when
                              - issued commitments.

                        ++    Security traded on a "when-issued" basis.

                            PORTFOLIO ABBREVIATIONS:
                            ------------------------

ACA -   American Capital Assurance Financial Guaranty Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT-    Alternative Minimum Tax
ETM-    Escrowed to Maturity
FGIC-   Financial Guaranty Insurance Co.
FSA-    Financial Security Assurance
GNMA-   Government National Mortgage Association
LOC-    Letter of Credit
MBIA-   Municipal Bond Investors Assurance
NR-     Not Rated
XLCA-   XL Capital Assurance

                See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2005

ASSETS
    Investments at value (cost $162,234,383) ...........................................    $ 168,572,221
    Cash ...............................................................................        2,589,500
    Interest receivable ................................................................        2,528,895
    Receivable for Fund shares sold ....................................................          953,333
    Receivable for investment securities sold ..........................................          400,000
    Other assets .......................................................................            2,864
                                                                                            -------------
    Total assets .......................................................................      175,046,813
                                                                                            -------------
LIABILITIES
    Payable for investment securities purchased ........................................        2,955,279
    Dividends payable ..................................................................          155,729
    Payable for Fund shares redeemed ...................................................          148,324
    Distribution and service fees payable ..............................................           85,793
    Management fees payable ............................................................           24,772
    Accrued expenses ...................................................................           77,285
                                                                                            -------------
    Total liabilities ..................................................................        3,447,182
                                                                                            -------------
NET ASSETS .............................................................................    $ 171,599,631
                                                                                            =============

    Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share     $     167,170
    Additional paid-in capital .........................................................      167,952,342
    Net unrealized appreciation on investments (note 4) ................................        6,337,838
    Accumulated net realized loss on investments .......................................       (2,740,549)
    Distributions in excess of net investment income ...................................         (117,170)
                                                                                            -------------
                                                                                            $ 171,599,631
                                                                                            =============

CLASS A
    Net Assets .........................................................................    $ 126,091,449
                                                                                            =============
    Capital shares outstanding .........................................................       12,286,791
                                                                                            =============
    Net asset value and redemption price per share .....................................    $       10.26
                                                                                            =============
    Offering price per share (100/96 of $10.26 adjusted to nearest cent) ...............    $       10.69
                                                                                            =============

CLASS C
    Net Assets .........................................................................    $  27,580,578
                                                                                            =============
    Capital shares outstanding .........................................................        2,688,582
                                                                                            =============
    Net asset value and offering price per share .......................................    $       10.26
                                                                                            =============
    Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
       during the first 12 months after purchase) ......................................    $       10.26*
                                                                                            =============

CLASS Y
    Net Assets .........................................................................    $  17,927,604
                                                                                            =============
    Capital shares outstanding .........................................................        1,741,641
                                                                                            =============
    Net asset value, offering and redemption price per share ...........................    $       10.29
                                                                                            =============

                See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                             STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 2005

INVESTMENT INCOME:

      Interest income ............................................                      $   6,581,831

Expenses:

      Management fee (note 3) ....................................    $     720,074
      Distribution and service fees (note 3) .....................          460,389
      Transfer and shareholder servicing agent fees ..............           92,319
      Fund accounting fees .......................................           66,178
      Legal fees (note 3) ........................................           57,754
      Trustees' fees and expenses (note 8) .......................           56,802
      Shareholders' reports and proxy statements .................           49,568
      Custodian fees .............................................           36,268
      Auditing and tax fees ......................................           24,850
      Registration fees and dues .................................           11,868
      Insurance ..................................................            8,353
      Chief compliance officer (note 3) ..........................            3,399
      Miscellaneous ..............................................           17,957
      Total expenses .............................................        1,605,779
                                                                      -------------

      Management fee waived (note 3) .............................         (585,160)
      Expenses paid indirectly (note 6) ..........................          (36,268)
                                                                      -------------
      Net expenses ...............................................                            984,351
                                                                                        -------------
      Net investment income ......................................                          5,597,480

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

      Net realized gain (loss) from securities transactions ......          339,699
      Change in unrealized appreciation on investments ...........        4,737,661
                                                                      -------------

      Net realized and unrealized gain (loss) on investments .....                          5,077,360
                                                                                        -------------
Net increase in net assets resulting from operations .............                      $  10,674,840
                                                                                        =============

                See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                       YEAR ENDED        YEAR ENDED
                                                                      JUNE 30, 2005     JUNE 30, 2004
                                                                      -------------     -------------
OPERATIONS:
   Net investment income .........................................    $   5,597,480     $   4,722,829
   Net realized gain (loss) from securities transactions .........          339,699          (365,387)
   Change in unrealized appreciation on investments ..............        4,737,661        (3,968,215)
      Change in net assets from operations .......................       10,674,840           389,227

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
   Class A Shares:
   Net investment income .........................................       (4,664,445)       (4,242,881)

   Class C Shares:
   Net investment income .........................................         (844,820)         (733,873)

   Class Y Shares:
   Net investment income .........................................         (481,279)          (83,837)
                                                                      -------------     -------------
      Change in net assets from distributions ....................       (5,990,544)       (5,060,591)
                                                                      -------------     -------------

CAPITAL SHARE TRANSACTIONS (note 7):
   Proceeds from shares sold .....................................       61,124,699        57,964,198
   Reinvested dividends and distributions ........................        3,507,838         2,768,847
   Cost of shares redeemed .......................................      (22,013,872)      (34,397,531)
                                                                      -------------     -------------
      Change in net assets from capital share transactions .......       42,618,665        26,335,514
                                                                      -------------     -------------

      Change in net assets .......................................       47,302,961        21,664,150

NET ASSETS:
   Beginning of period ...........................................      124,296,670       102,632,520
                                                                      -------------     -------------

   End of period* ................................................    $ 171,599,631     $ 124,296,670
                                                                      =============     =============

   * Includes distributions in excess of net investment income of:    $    (117,170)    $    (108,192)
                                                                      =============     =============

                See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2005

1. ORGANIZATION

      Tax-Free  Fund  For  Utah  (the  "Fund"),  a   non-diversified,   open-end
investment company, was organized on December 12, 1990 as a Massachusetts business trust and commenced operations on July 24, 1992. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 21, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)    MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the
Manager provides all investment management and administrative services to the Fund. The Manager's services include providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's average net assets.

      For the year ended June 30, 2005, the Fund incurred management fees of $720,074 of which $585,160 was voluntarily waived. Such waivers are voluntary and can be terminated in the future at the Manager's discretion. However, the Manager has indicated that it intends to continue waiving fees as necessary in order that the Fund will remain competitive.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b)    DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940, as amended. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others ("Qualified
Recipients") selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.20% of the Fund's average net assets represented by Class A Shares. For the year ended June 30, 2005, distribution fees on Class A Shares amounted to $217,992, of which the Distributor retained $4,043.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the year ended June 30, 2005, amounted to $181,798. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the year ended June 30, 2005 amounted to $60,599. The total of these payments with respect to Class C Shares amounted to $242,397, of which the Distributor retained $42,707.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Utah, with the bulk of sales commissions inuring to such dealers. For the year ended June 30, 2005, total commissions on sales of Class A Shares amounted to $858,772, of which the Distributor received $77,829.

c)    OTHER RELATED PARTY TRANSACTIONS:

      For the year ended June 30, 2005, the Fund incurred $56,393 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Barrett & Hines LLP.

4. PURCHASES AND SALES OF SECURITIES

      During the year ended June 30, 2005,  purchases of securities and proceeds
from  the  sales  of  securities   aggregated   $55,157,265   and   $12,326,310,
respectively.

      At June 30, 2005, the aggregate tax cost for all securities was $162,195,824. At June 30, 2005, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $6,396,312 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $19,914, for a net unrealized appreciation of $6,376,398.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuers' ability to meet their obligations.

      The Fund is also permitted to invest in tax-free municipal obligations of issuers in other states and U.S. territories meeting comparable quality standards and providing income which is exempt from both regular Federal and Utah income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Utah issuers are not available in the market. At June 30, 2005, the Fund had 85% of its net assets invested in State of Utah municipal issues.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                          YEAR ENDED                        YEAR ENDED
                                        JUNE 30, 2005                     JUNE 30, 2004
                                -----------------------------     -----------------------------
                                   SHARES           AMOUNT           SHARES           AMOUNT
                                ------------     ------------     ------------     ------------
CLASS A SHARES:

   Proceeds from shares sold       3,901,386     $ 39,687,818        3,786,483     $ 38,300,080
   Reinvested distributions          277,575        2,823,980          227,183        2,293,880
   Cost of shares redeemed .      (1,384,213)     (14,072,096)      (2,800,659)     (28,028,537)
                                ------------     ------------     ------------     ------------
      Net change ...........       2,794,748       28,439,702        1,213,007       12,565,423
                                ------------     ------------     ------------     ------------

CLASS C SHARES:

   Proceeds from shares sold         825,234        8,390,613        1,087,383       11,056,567
   Reinvested distributions           48,338          491,581           42,247          426,325
   Cost of shares redeemed .        (401,020)      (4,069,806)        (507,597)      (5,107,857)
                                ------------     ------------     ------------     ------------
      Net change ...........         472,552        4,812,388          622,033        6,375,035
                                ------------     ------------     ------------     ------------

CLASS Y SHARES:

   Proceeds from shares sold       1,275,070       13,046,268          864,901        8,607,551
   Reinvested distributions           18,832          192,277            4,819           48,642
   Cost of shares redeemed .        (380,156)      (3,871,970)        (127,200)      (1,261,137)
                                ------------     ------------     ------------     ------------
      Net change ...........         913,746        9,366,575          742,520        7,395,056
                                ------------     ------------     ------------     ------------
Total transactions in Fund
   shares ..................       4,181,046     $ 42,618,665        2,577,560     $ 26,335,514
                                ============     ============     ============     ============

8. TRUSTEES' FEES AND EXPENSES

      At June 30, 2005 there were 7 Trustees, two of which are affiliated with the Manager and are not paid any fees. The total amount of Trustees' service and attendance fees paid during the year ended June 30, 2005 was $44,400, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional or special meetings are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board

Meetings and the Annual Meeting of Shareholders. For the fiscal year ended June 30, 2005, such meeting-related expenses amounted to $12,402.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. In this regard, the Fund credited distributions in excess of net investment income in the amount of $384,086 and debited additional paid-in capital in the amount of $384,086 at June 30, 2005. This adjustment had no impact on the Fund's aggregate net assets at June 30, 2005. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders some dividend income may, under some circumstances, be subject to the alternative minimum tax.

      At June 30, 2005, the Fund had a capital loss carryover of $2,740,548 of which $11,866 expires on June 30, 2008, $2,459,398 expires on June 30, 2009,
$15,469 expires on June 30, 2011, and $253,815 expires on June 30, 2012. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable that the gains so offset will not be distributed.

The tax character of distributions:

                                        YEAR ENDED JUNE 30,
                                      2005              2004
                                   ----------        ----------
      Net tax-exempt income        $5,604,701        $4,758,187
      Ordinary income                 385,843           302,404
                                   ----------        ----------
                                   $5,990,544        $5,060,591
                                   ==========        ==========

      As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized loss    $(2,740,549)
      Unrealized appreciation            6,376,398
                                       -----------
                                       $ 3,635,849
                                       ===========

      At June 30, 2005, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the treatment of accretion of discounts and amortization of premiums.

11. CHANGE IN PRINCIPAL ACCOUNTANTS

      KPMG LLP was previously the principal accountants for the Tax-Free Fund For Utah (the "Fund"). On July 27, 2005 KPMG LLP declined to stand for reelection and Tait, Weller and Baker was engaged as the principal accountants to audit the Fund's financial statements for the fiscal year of 2006. The decision was made by the Audit Committee of the Board of Trustees.

      The audit reports of KPMG LLP on the Fund's financial statements as of and for the years ended June 30, 2005 and 2004 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

      In connection with the audits of the two fiscal years ended June 30, 2005 and 2004 and the subsequent interim period through August 12, 2005, there were no reportable events or disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG LLP would have caused them to make reference in connection with their opinion to the subject matter of the disagreements.

                             TAX-FREE FUND FOR UTAH
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      CLASS A
                                                    ----------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,
                                                    ----------------------------------------------------------------------------
                                                        2005             2004            2003            2002            2001
                                                    -----------      -----------     -----------     -----------     -----------
Net asset value, beginning of period ...........    $      9.91      $     10.31     $      9.85     $      9.65     $      9.35
                                                    -----------      -----------     -----------     -----------     -----------
Income (loss) from investment operations:
    Net investment income ......................           0.41+            0.43++          0.44+           0.46+           0.48+
    Net gain (loss) on securities (both realized
       and unrealized) .........................           0.38            (0.37)           0.48            0.22            0.32
                                                    -----------      -----------     -----------     -----------     -----------
    Total from investment operations ...........           0.79             0.06            0.92            0.68            0.80
                                                    -----------      -----------     -----------     -----------     -----------
Less distributions (note 10):
    Dividends from net investment income .......          (0.44)           (0.46)          (0.46)          (0.48)          (0.50)
    Distributions from capital gains ...........             --               --              --              --              --
                                                    -----------      -----------     -----------     -----------     -----------
    Total distributions ........................          (0.44)           (0.46)          (0.46)          (0.48)          (0.50)
                                                    -----------      -----------     -----------     -----------     -----------
Net asset value, end of period .................    $     10.26      $      9.91     $     10.31     $      9.85     $      9.65
                                                    ===========      ===========     ===========     ===========     ===========
Total return (not reflecting sales charge) .....           8.06%            0.54%           9.55%           7.22%           8.72%

Ratios/supplemental data
    Net assets, end of period (in thousands) ...    $   126,091      $    94,103     $    85,329     $    55,957     $    34,321
    Ratio of expenses to average net assets ....           0.59%            0.48%           0.43%           0.46%           0.48%
    Ratio of net investment income to average
       net assets ..............................           3.98%            4.19%           4.31%           4.65%           4.95%
    Portfolio turnover rate ....................           8.68%           15.98%           6.43%          27.42%          44.17%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were (note 3):

    Ratio of expenses to average net assets ....           0.97%            0.94%           1.02%           1.00%           1.11%
    Ratio of net investment income to average
       net assets ..............................           3.60%            3.73%           3.72%           4.11%           4.32%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

    Ratio of expenses to average net assets ....           0.56%            0.47%           0.42%           0.40%           0.39%

----------
Note: Effective August 1, 2001, Aquila Management  Corporation became the Fund's
      Investment Adviser replacing Zions First National Bank which was the sub-adviser. Effective January 1, 2004, Aquila Management Corporation, founder of the Fund, assigned its Advisory and Administration Agreement to its wholly-owned subsidiary, Aquila Investment Management LLC.

+ Per share amounts have been calculated using the monthly average shares method.

++    Per share amount calculated using the daily average shares method.

                See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                  CLASS C
                                                --------------------------------------------------------------------------
                                                                             YEAR ENDED JUNE 30,
                                                --------------------------------------------------------------------------
                                                   2005           2004              2003            2002           2001
                                                ----------      ----------       ----------      ----------     ----------
Net asset value, beginning of period .......    $     9.91      $    10.30       $     9.85      $     9.64     $     9.35
                                                ----------      ----------       ----------      ----------     ----------
Income (loss) from investment operations:
    Net investment income ..................          0.32+           0.34++           0.34+           0.37+          0.38+
    Net gain (loss) on securities (both
       realized and unrealized) ............          0.38           (0.36)            0.48            0.23           0.31
                                                ----------      ----------       ----------      ----------     ----------
Total from investment operations ...........          0.70           (0.02)            0.82            0.60           0.69
                                                ----------      ----------       ----------      ----------     ----------
Less distributions (note 10):
    Dividends from net investment income ...         (0.35)          (0.37)           (0.37)          (0.39)         (0.40)
Distributions from capital gains ...........            --              --               --              --             --
                                                ----------      ----------       ----------      ----------     ----------
    Total distributions ....................         (0.35)          (0.37)           (0.37)          (0.39)         (0.40)
                                                ----------      ----------       ----------      ----------     ----------
Net asset value, end of period .............    $    10.26      $     9.91       $    10.30      $     9.85     $     9.64
                                                ==========      ==========       ==========      ==========     ==========
Total return (not reflecting sales charge) .          7.20%          (0.16)%           8.48%           6.36%          7.52%
Ratios/supplemental data
    Net assets, end of period (in thousands)    $   27,581      $   21,961       $   16,420      $    6,694     $    1,874
    Ratio of expenses to average net assets           1.39%           1.27%            1.31%           1.34%          1.47%
    Ratio of net investment income to
       average net assets ..................          3.18%           3.38%            3.39%           3.72%          3.93%
    Portfolio turnover rate ................          8.68%          15.98%            6.43%          27.42%         44.17%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were (note 3):

    Ratio of expenses to average net assets           1.77%           1.74%            1.81%           1.78%          1.89%
    Ratio of net investment income to
       average net assets ..................          2.80%           2.93%            2.89%           3.28%          3.51%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

Ratio of expenses to average net assets ....          1.36%           1.27%            1.30%           1.28%          1.39%

                                                                                  CLASS Y
                                                --------------------------------------------------------------------------
                                                                             YEAR ENDED JUNE 30,
                                                --------------------------------------------------------------------------
                                                   2005           2004              2003            2002           2001
                                                ----------      ----------       ----------      ----------     ----------
Net asset value, beginning of period .......    $     9.94      $    10.34       $     9.89      $     9.68     $     9.36
                                                ----------      ----------       ----------      ----------     ----------
Income (loss) from investment operations:
    Net investment income ..................          0.42+           0.44++           0.42+           0.50+          0.49+
    Net gain (loss) on securities (both
       realized and unrealized) ............          0.39           (0.36)            0.50            0.20           0.34
                                                ----------      ----------       ----------      ----------     ----------
Total from investment operations ...........          0.81            0.08             0.92            0.70           0.83
                                                ----------      ----------       ----------      ----------     ----------
Less distributions (note 10):
    Dividends from net investment income ...         (0.46)          (0.48)           (0.47)          (0.49)         (0.51)
Distributions from capital gains ...........            --              --               --              --             --
                                                ----------      ----------       ----------      ----------     ----------
    Total distributions ....................         (0.46)          (0.48)           (0.47)          (0.49)         (0.51)
                                                ----------      ----------       ----------      ----------     ----------
Net asset value, end of period .............    $    10.29      $     9.94       $    10.34      $     9.89     $     9.68
                                                ==========      ==========       ==========      ==========     ==========
Total return (not reflecting sales charge) .          8.27%           0.76%            9.55%           7.41%          9.05%
Ratios/supplemental data
    Net assets, end of period (in thousands)    $   17,928      $    8,233       $      883      $       30     $        5
    Ratio of expenses to average net assets           0.39%           0.28%            0.30%           0.36%          0.42%
    Ratio of net investment income to
       average net assets ..................          4.15%           4.41%            4.17%           4.75%          4.83%
    Portfolio turnover rate ................          8.68%          15.98%            6.43%          27.42%         44.17%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were (note 3):

    Ratio of expenses to average net assets           0.77%           0.74%            0.78%           0.80%          0.64%
    Ratio of net investment income to
       average net assets ..................          3.78%           3.95%            3.70%           4.31%          4.62%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

Ratio of expenses to average net assets ....          0.37%           0.27%            0.29%           0.30%          0.36%

----------
Note: Effective August 1, 2001, Aquila Management  Corporation became the Fund's
      Investment Adviser replacing Zions First National Bank which was the sub-adviser. Effective January 1, 2004, Aquila Management Corporation, founder of the Fund, assigned its Advisory and Administration Agreement to its wholly-owned subsidiary, Aquila Investment Management LLC.

+ Per share amounts have been calculated using the monthly average shares method.

++    Per share amount calculated using the daily average shares method.

                 See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES(1)
AND OFFICERS

                       NUMBER OF
                       POSITIONS                                                       PORTFOLIOS    OTHER DIRECTORSHIPS
                       HELD WITH                                                       IN FUND       HELD BY TRUSTEE
NAME,                  FUND AND             PRINCIPAL                                  COMPLEX(4)    (THE POSITION HELD IS
ADDRESS(2)             LENGTH OF            OCCUPATION(S)                              OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH      SERVICE(3)           DURING PAST 5 YEARS                        BY TRUSTEE    INDICATED OTHERWISE.)
-----------------      ----------           -------------------                        ----------    ---------------------
INTERESTED TRUSTEES(5)

Lacy B. Herrmann       Trustee              Founder and Chairman of the Board, Aquila       8        Director or trustee, Pimco
New York, NY           since 1992           Management Corporation, the sponsoring                   Advisors VIT, Oppenheimer Quest
(05/12/29)             and Chairman of the  organization and parent of the Manager or                Value Funds Group, Oppenheimer
                       Board of Trustees,   Administrator and/or Adviser or                          Small Cap Value Fund,
                       1992-2005            Sub-Adviser to each fund of the Aquilasm                 Oppenheimer Midcap Fund, and
                                            Group of Funds(6); Chairman of the                       Oppenheimer Rochester Group of
                                            Manager or Administrator and/or Adviser                  Funds.
                                            or Sub-Adviser to each since 2004;
                                            Founder, Chairman Emeritus and Trustee of
                                            Aquila Rocky Mountain Equity Fund,
                                            Tax-Free Fund For Utah, Narragansett
                                            Insured Tax-Free Income Fund and Tax-Free
                                            Trust of Arizona; Founder and Chairman
                                            Emeritus of Hawaiian Tax-Free Trust,
                                            Pacific Capital Cash Assets Trust,
                                            Pacific Capital Tax-Free Cash Assets
                                            Trust, Pacific Capital U.S. Government
                                            Securities Cash Assets Trust, Tax-Free
                                            Fund of Colorado, Churchill Tax-Free Fund
                                            of Kentucky and Tax-Free Trust of Oregon;
                                            previously Chairman and a Trustee of each
                                            fund in the Aquilasm Group of Funds since
                                            its establishment until 2004 or 2005;
                                            Director of the Distributor since 1981
                                            and formerly Vice President or Secretary,
                                            1981-1998; Trustee Emeritus, Brown
                                            University and the Hopkins School; active
                                            in university, school and charitable
                                            organizations.

                       NUMBER OF
                       POSITIONS                                                       PORTFOLIOS    OTHER DIRECTORSHIPS
                       HELD WITH                                                       IN FUND       HELD BY TRUSTEE
NAME,                  FUND AND             PRINCIPAL                                  COMPLEX(4)    (THE POSITION HELD IS
ADDRESS(2)             LENGTH OF            OCCUPATION(S)                              OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH      SERVICE(3)           DURING PAST 5 YEARS                        BY TRUSTEE    INDICATED OTHERWISE.)
-----------------      ----------           -------------------                        ----------    ---------------------
Diana P. Herrmann      Trustee              Vice Chair and Chief Executive Officer of      10        None
New York, NY           since 1997           Aquila Management Corporation, Founder of
(02/25/58)             and President        the Aquilasm Group of Funds and parent of
                       since 1998           Aquila Investment Management LLC, Manager
                                            since 2004, President and Chief Operating
                                            Officer since 1997, a Director since
                                            1984, Secretary since 1986 and previously
                                            its Executive Vice President, Senior Vice
                                            President or Vice President, 1986-1997;
                                            Chief Executive Officer and Vice Chair
                                            since 2004 and President, Chief Operating
                                            Officer and Manager of the Manager since
                                            2003; Vice Chair, President, Executive
                                            Vice President or Senior Vice President
                                            of funds in the Aquilasm Group of Funds
                                            since 1986; Director of the Distributor
                                            since 1997; trustee, Reserve Money-Market
                                            Funds, 1999-2000 and Reserve Private
                                            Equity Series, 1998-2000; Governor,
                                            Investment Company Institute (2004) and
                                            head of its Small Funds Committee since
                                            2004; active in charitable and volunteer
                                            organizations.

NON-INTERESTED TRUSTEES

Gary C. Cornia         Chair of the Board   Director, Romney Institute of Public            4        None
Orem, UT               of Trustees          Management, Marriott School of
(06/24/48)             since 2005           Management, Brigham Young University,
                       and Trustee          2004 - present; Professor, Marriott
                       since 1993           School of Management, 1980 - present;
                                            Past President, the National Tax
                                            Association; Fellow, Lincoln Institute of
                                            Land Policy, 2002-2003; Associate Dean,
                                            Marriott School of Management, Brigham
                                            Young University, 1991-2000; Utah
                                            Governor's Tax Review Committee since
                                            1993.

William L. Ensign      Trustee              Planning and Architectural Consultant;          2        None
Annapolis, MD          since 1992           Acting Architect, United States Capitol
(12/14/28)                                  1995-1997; formerly Assistant Architect;
                                            former trustee of various cultural
                                            organizations.

                       NUMBER OF
                       POSITIONS                                                       PORTFOLIOS    OTHER DIRECTORSHIPS
                       HELD WITH                                                       IN FUND       HELD BY TRUSTEE
NAME,                  FUND AND             PRINCIPAL                                  COMPLEX(4)    (THE POSITION HELD IS
ADDRESS(2)             LENGTH OF            OCCUPATION(S)                              OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH      SERVICE(3)           DURING PAST 5 YEARS                        BY TRUSTEE    INDICATED OTHERWISE.)
-----------------      ----------           -------------------                        ----------    ---------------------
Lyle W. Hillyard       Trustee              President of the law firm of Hillyard,          1        None
Logan, UT              since 2003           Anderson & Olsen, Logan, Utah, since
(09/25/40)                                  1967; member of Utah Senate, 1985 to
                                            present, in the following positions:
                                            President, 2000, Senate Majority Leader,
                                            1999-2000, Assistant Majority Whip,
                                            1995-1998; served as Chairman of the
                                            following Senate Committees: Tax and
                                            Revenue, Senate Judiciary Standing, Joint
                                            Executive Appropriations, and Senate
                                            Rules; also Appropriations Subcommittees
                                            for Higher Education and for Public
                                            Education.

John C. Lucking        Trustee              President, Econ-Linc, an economic               3        Director, Sanu Resources
Phoenix, AZ            since 2004           consulting firm, since 1995; formerly
(05/20/43)                                  Consulting Economist, Bank One Arizona
                                            and Chief Economist, Valley National
                                            Bank; member, Arizona's Joint Legislative
                                            Budget Committee Economic Advisory Panel
                                            and the Western Blue Chip Economic
                                            Forecast Panel; Board, Northern Arizona
                                            University Foundation since 1997; member,
                                            various historical, civic and economic
                                            associations..

Anne J. Mills          Trustee              President, Loring Consulting Company            4        None
Castle Rock, CO        since 1994           since 2001; Vice President for Business
(12/23/38)                                  Affairs, Ottawa University, 1992-2001;
                                            IBM Corporation, 1965-1991; Budget Review
                                            Officer, the American Baptist
                                            Churches/USA, 1994-1997; director, the
                                            American Baptist Foundation; Trustee,
                                            Ottawa University; and Trustee Emerita,
                                            Brown University.

                       NUMBER OF
                       POSITIONS                                                       PORTFOLIOS    OTHER DIRECTORSHIPS
                       HELD WITH                                                       IN FUND       HELD BY TRUSTEE
NAME,                  FUND AND             PRINCIPAL                                  COMPLEX(4)    (THE POSITION HELD IS
ADDRESS(2)             LENGTH OF            OCCUPATION(S)                              OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH      SERVICE(3)           DURING PAST 5 YEARS                        BY TRUSTEE    INDICATED OTHERWISE.)
-----------------      ----------           -------------------                        ----------    ---------------------
Charles E.             Executive Vice       Executive Vice President of all funds in       N/A       N/A
Childs, III            President            the Aquilasm Group of Funds and the
New York, NY           since 2003           Manager and the Manager's parent since
(04/01/57)                                  2003; formerly Senior Vice President,
                                            corporate development, Vice President,
                                            Assistant Vice President and Associate of
                                            the Manager's parent since 1987; Senior
                                            Vice President, Vice President or
                                            Assistant Vice President of the Aquila
                                            Money-Market Funds, 1988-2003.

Jerry G. McGrew        Senior Vice          President of the Distributor since 1998,       N/A       N/A
New York, NY           President            Registered Principal since 1993, Senior
(06/18/44)             since 1997           Vice President, 1997-1998 and Vice
                                            President, 1993-1997; Senior Vice
                                            President, Aquila Rocky Mountain Equity
                                            Fund and five Aquila Bond Funds since
                                            1995; Vice President, Churchill Cash
                                            Reserves Trust, 1995-2001.

Kimball L. Young       Senior Vice          Co-portfolio manager, Tax-Free Fund For        N/A       N/A
Salt Lake City, UT     President            Utah since 2001; Co-founder, Lewis Young
(08/07/46)             since 1998           Robertson & Burningham, Inc., a NASD
                                            licensed broker/dealer providing public
                                            finance services to Utah local
                                            govern-ments, 1995-2001; Senior Vice
                                            President of two Aquila Bond Funds and
                                            Aquila Rocky Mountain Equity Fund;
                                            formerly Senior Vice President-Public
                                            Finance, Kemper Securities Inc., Salt
                                            Lake City, Utah.

Thomas S. Albright     Senior Vice          Senior Vice President and Portfolio            N/A       N/A
Louisville, KY         President            Manager, Churchill Tax-Free Fund of
(07/26/52)             since 2003           Kentucky since July 2000; Senior Vice
                       and Vice             President, Tax-Free Fund For Utah since
                       President,           2003, Vice President, 2001-2003 and
                       2001-2003            co-portfolio manager since 2001; Vice
                                            President and backup portfolio manager,
                                            Tax-Free Trust of Arizona, since 2004;
                                            Vice President and Portfolio Manager,
                                            Banc One Investment Advisors, Inc.,
                                            1994-2000.

                       NUMBER OF
                       POSITIONS                                                       PORTFOLIOS    OTHER DIRECTORSHIPS
                       HELD WITH                                                       IN FUND       HELD BY TRUSTEE
NAME,                  FUND AND             PRINCIPAL                                  COMPLEX(4)    (THE POSITION HELD IS
ADDRESS(2)             LENGTH OF            OCCUPATION(S)                              OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH      SERVICE(3)           DURING PAST 5 YEARS                        BY TRUSTEE    INDICATED OTHERWISE.)
-----------------      ----------           -------------------                        ----------    ---------------------
Mary Kayleen Willis    Vice President       Vice President, Tax-Free Fund For Utah         N/A       N/A
Salt Lake City, UT     since 2003           since September 2003, Assistant Vice
(06/11/63)             and Assistant        President, 2002-2003; Vice President,
                       Vice President,      Aquila Rocky Mountain Equity Fund, since
                       2002-2003            2004; various securities positions: Paine
                                            Webber, Inc., Salt Lake City, 1999-2002,
                                            Dean Witter Reynolds, Inc., Salt Lake
                                            City, 1996-1998.

Stephen J. Caridi      Assistant Vice       Vice President of the Distributor since        N/A       N/A
New York, NY           President            1995; Vice President, Hawaiian Tax-Free
(05/06/61)             since 1993           Trust since 1998; Senior Vice President,
                                            Narragansett Insured Tax-Free Income Fund
                                            since 1998, Vice President, 1996-1997;
                                            Senior Vice President, Tax-Free Fund of
                                            Colorado since 2004; Assistant Vice
                                            President, Tax-Free Fund For Utah since
                                            1993.

Robert W. Anderson     Chief                Chief Compliance Officer of the Fund, the      N/A       N/A
New York, NY           Compliance           Manager and the Distributor since 2004,
(08/23/40)             Officer since        Compliance Officer of the Manager or its
                       2004 and             predecessor and current parent since 1998
                       Assistant            and Assistant Secretary of the Aquilasm
                       Secretary            Group of Funds since 2000; Consultant,
                       since 2000           The Wadsworth Group, 1995-1998.

Joseph P. DiMaggio     Chief Financial      Chief Financial Officer of the Aquilasm        N/A       N/A
New York, NY           Officer              Group of Funds since 2003 and Treasurer
(11/06/56)             since 2003           since 2000; Controller, Van Eck Global
                       and Treasurer        Funds, 1993-2000.
                       since 2000

                       NUMBER OF
                       POSITIONS                                                       PORTFOLIOS    OTHER DIRECTORSHIPS
                       HELD WITH                                                       IN FUND       HELD BY TRUSTEE
NAME,                  FUND AND             PRINCIPAL                                  COMPLEX(4)    (THE POSITION HELD IS
ADDRESS(2)             LENGTH OF            OCCUPATION(S)                              OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH      SERVICE(3)           DURING PAST 5 YEARS                        BY TRUSTEE    INDICATED OTHERWISE.)
-----------------      ----------           -------------------                        ----------    ---------------------
Edward M. W. Hines     Secretary            Partner, Hollyer Brady Barrett & Hines         N/A       N/A
New York, NY           since 1992           LLP, legal counsel to the Fund, since
(12/16/39)                                  1989; Secretary of the Aquilasm Group of
                                            Funds.

John M. Herndon        Assistant            Assistant Secretary of the Aquilasm Group      N/A       N/A
New York, NY           Secretary            of Funds since 1995 and Vice President of
(12/17/39)             since 1995           the three Aquila Money-Market Funds since
                                            1990; Vice President of the Manager or
                                            its predecessor and current parent since
                                            1990.

Lori A. Vindigni       Assistant            Assistant Treasurer of the Aquilasm Group      N/A       N/A
New York, NY           Treasurer            of Funds since 2000; Assistant Vice
(11/02/66)             since 2000           President of the Manager or its
                                            predecessor and current parent since
                                            1998; Fund Accountant for the Aquilasm
                                            Group of Funds, 1995-1998.

----------
(1)   The  Fund's  Statement  of  Additional   Information  includes  additional
      information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o Tax-Free Fund For Utah, 380 Madison Avenue, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(4) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(5) Mr. Herrmann is an interested person of the Fund as that term is defined in the 1940 Act as an officer of the Fund and a director, officer and shareholder of the Manager and as a shareholder and director of the Distributor. Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as a director, officer and shareholder of the Manager and as a shareholder and director of the Distributor. Each is also an interested person as a member of the immediate family of the other.

(6) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 11 funds, which do not include the dormant funds described in footnote 4, are called the "Aquilasm Group of Funds.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The tables below are based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

FOR THE SIX MONTHS ENDED JUNE 30, 2005

                 ACTUAL
              TOTAL RETURN         BEGINNING         ENDING          EXPENSES
                 WITHOUT            ACCOUNT          ACCOUNT        PAID DURING
            SALES CHARGES(1)         VALUE            VALUE        THE PERIOD(2)
--------------------------------------------------------------------------------
Class A           2.82%            $1,000.00        $1,028.20          $3.05
--------------------------------------------------------------------------------
Class C           2.42%            $1,000.00        $1,024.20          $7.04
--------------------------------------------------------------------------------
Class Y           2.92%            $1,000.00        $1,029.20          $2.06
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.61%, 1.41% AND 0.41% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of the applicable sales charges or contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004

               HYPOTHETICAL
                ANNUALIZED         BEGINNING          ENDING         EXPENSES
                   TOTAL            ACCOUNT           ACCOUNT       PAID DURING
                  RETURN             VALUE             VALUE       THE PERIOD(1)
--------------------------------------------------------------------------------
Class A            5.00%           $1,000.00         $1,021.45         $3.59
--------------------------------------------------------------------------------
Class C            5.00%           $1,000.00         $1,017.20         $7.87
--------------------------------------------------------------------------------
Class Y            5.00%           $1,000.00         $1,022.20         $2.83
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.71%, 1.56% AND 0.56% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquilasm Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2005 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the fiscal year ended June 30, 2005, $5,604,701 of dividends paid by Tax-Free Fund For Utah, constituting 93.53% of total dividends paid during the fiscal year ended June 30, 2005, were exempt-interest dividends, and the balance was ordinary dividend income.

      Prior to January 31, 2005, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 2004 CALENDAR YEAR.

      Prior to January 31, 2006, shareholders will be mailed IRS Form 1099-DIV which will contain information on the status of distributions paid for the 2005 CALENDAR YEAR.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRIVACY NOTICE (UNAUDITED)

                             TAX-FREE FUND FOR UTAH

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Fund we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to us, such as the Fund's transfer agent, distributor, investment adviser or sub-adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all nonpublic information about you that each of these companies may obtain in connection with services provided to the Fund or to you as a shareholder of the Fund.

--------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDER

   AQUILA MANAGEMENT CORPORATION

MANAGER

   AQUILA investment MANAGEMENT LLC
   380 Madison Avenue, Suite 2300
   New York, New York 10017

BOARD OF TRUSTEES

   Gary C. Cornia, Chair
   Lacy B. Herrmann
   William L. Ensign
   Diana P. Herrmann
   Lyle W. Hillyard
   John C. Lucking
   Anne J. Mills

OFFICERS

   Diana P. Herrmann, President
   Jerry G. McGrew, Senior Vice President
   Kimball L. Young, Senior Vice President and Co-Portfolio Manager Thomas S. Albright, Senior Vice President and Co-Portfolio Manager
   M. Kayleen Willis, Vice President
   Robert W. Anderson, Chief Compliance Officer
   Joseph P. DiMaggio, Chief Financial Officer and Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR

   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

CUSTODIAN

   BANK ONE TRUST COMPANY, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT

   PFPC INC.
   760 Moore Road
   King of Prussia, Pennsylvania 19406

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   KPMG LLP
   345 Park Avenue
   New York, New York 10154

Further information is contained in the Prospectus, which must precede or accompany this report.

ITEM 2.  CODE OF ETHICS.

(a) As of June 30, 2005 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Fund's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Fund's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Fund's Code of Ethics that applies to the Fund's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Fund's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various areas, including the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit Fees - The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $17,000 in 2005 and $15,450 in 2004.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years other than stated above.

c) Tax Fees - The Registrant was billed by the principal accountant $7.755 and $8,392 in 2005 and 2004, respectively, for tax return preparation, tax compliance and tax planning.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis.

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years.

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) (a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.



SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE FUND FOR UTAH


By:  /s/  Diana P. Herrmann
- ---------------------------------
Vice Chair, President and Trustee
September 9,2005


By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Chief Financial Officer and Treasurer
September 9, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 And the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- ---------------------------------
Diana P. Herrmann
Vice Chair, President and Trustee
September 9, 2005



By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 9, 2005




TAX-FREE FUND FOR UTAH

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.